CONVERTIBLE PREFERRED STOCK (Details) - USD ($)						1 Months Ended			9 Months Ended		12 Months Ended
	Feb. 23, 2021	Nov. 02, 2020	Dec. 21, 2018	Mar. 06, 2018	Jan. 26, 2016	Dec. 31, 2020	Mar. 31, 2018	Dec. 28, 2017	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Temporary Equity [Line Items]
Authorized (in shares)						68,884,044			65,692,332		68,884,044
Outstanding (in shares)						61,414,002			64,472,667		61,414,002
Issued (in shares)						61,414,002		10,656,288	64,472,667		61,414,002
Carrying Value						$ 269,422,000			$ 291,392,000		$ 269,422,000	$ 144,827,000
Liquidation Preference						$ 737,986,000			797,986,000		737,986,000
Conversion Price/Share (in dollars per share)								$ 4.3167
Proceeds from issuance of convertible preferred stock, net								$ 46,000,000	19,918,000	$ 0	111,054,000	50,000
Stock issuance costs								$ 277,000
Loss on issuance of convertible preferred stock									2,053,000	0	16,819,000	0
Shares to purchase under tender offer (in shares)		8,109,888
Tender offer price per share (in dollars per share)		$ 3.9433
Aggregate cost of tender offer		$ 31,980,000
Tender offer fees and expenses		$ 20,000
Shares repurchased											21,490,000
Stock based compensation expenses									$ 1,965,000	$ 1,363,000	9,026,000	1,281,000
Loss on repurchase of convertible preferred stock											$ 11,053,000	$ 0
Original amount of debt before conversion													$ 4,555,000
Triggering price (in dollars per share)						$ 11.0104					$ 11.0104
Triggering event, minimum net proceeds						$ 100,000					$ 100,000
Voting rights, outstanding shares						4,477,716					4,477,716
Common Stock
Temporary Equity [Line Items]
Shares repurchased (in shares)		4,486,299				4,486,299					4,486,299
Shares repurchased		$ 17,691,000				$ 17,691,000
Chief Executive Officer And Certain Eligible Employees | Common Stock
Temporary Equity [Line Items]
Shares repurchased		$ 11,159,000
Shares repurchased (in dollars per share)		$ 3.9433
Stock based compensation expenses		$ 7,254,000
Chief Executive Officer | Common Stock
Temporary Equity [Line Items]
Shares repurchased (in shares)		2,788,732
Certain Eligible Employees | Common Stock
Temporary Equity [Line Items]
Shares repurchased (in shares)		41,100
Other Shareholders | Common Stock
Temporary Equity [Line Items]
Shares repurchased (in shares)		1,656,467
Shares repurchased		$ 6,532,000
Novartis
Temporary Equity [Line Items]
Stock issuance costs				$ 12,000
Sale of stock (in shares)				1,158,292
Sale of stock (in dollars per share)				$ 4.3167
Consideration received on transaction				$ 5,000,000
Series A Preferred Stock
Temporary Equity [Line Items]
Par Value (in dollars per share)						$ 0.0001			$ 0.0001		$ 0.0001
Authorized (in shares)						24,002,981			20,385,183		24,002,981
Outstanding (in shares)						20,308,856			20,308,856		20,308,856
Issued (in shares)					8,859,450	20,308,856			20,308,856		20,308,856
Carrying Value						$ 26,708,000			$ 26,708,000		$ 26,708,000
Liquidation Preference						$ 55,876,000			$ 55,876,000		$ 55,876,000
Conversion Price/Share (in dollars per share)					$ 0.9171	$ 0.9171			$ 0.9171		$ 0.9171
Proceeds from issuance of convertible preferred stock, net					$ 8,125,000
Stock issuance costs					172,000
Shares repurchased (in shares)											3,617,798
Sale of stock (in shares)													8,859,450
Shares issued upon conversion (in shares)													6,207,754
Converted instrument													$ 5,396,000
Milestone tranche liability					$ 9,682,000
Percentage of shareholders													65.00%
Dividend rate											8.00%
Series B Preferred Stock
Temporary Equity [Line Items]
Par Value (in dollars per share)						$ 0.0001			$ 0.0001		$ 0.0001
Authorized (in shares)						11,814,580			11,808,789		11,814,580
Outstanding (in shares)						11,808,789			11,808,789		11,808,789
Issued (in shares)						11,808,789			11,808,789		11,808,789
Carrying Value						$ 50,686,000			$ 50,686,000		$ 50,686,000
Liquidation Preference						$ 152,925,000			$ 152,925,000		$ 152,925,000
Conversion Price/Share (in dollars per share)						$ 4.3167			$ 4.3167		$ 4.3167
Shares repurchased (in shares)											5,791
Dividend rate											8.00%
Series B Preferred Stock | Novartis
Temporary Equity [Line Items]
Sale of stock (in shares)							1,158,292
Sale of stock (in dollars per share)							$ 4.3167
Consideration received on transaction							$ 5,000,000
Series C Preferred Stock
Temporary Equity [Line Items]
Par Value (in dollars per share)						$ 0.0001			$ 0.0001		$ 0.0001
Authorized (in shares)			9,035,923			9,826,819			8,951,819		9,826,819
Outstanding (in shares)						8,951,819			8,951,819		8,951,819
Issued (in shares)			8,944,869			8,951,819			8,951,819		8,951,819	6,950
Carrying Value						$ 64,197,000			$ 64,197,000		$ 64,197,000
Liquidation Preference						$ 193,185,000			$ 193,185,000		$ 193,185,000
Conversion Price/Share (in dollars per share)			$ 7.1935			$ 7.1935			$ 7.1935		$ 7.1935	$ 7.1935
Proceeds from issuance of convertible preferred stock, net			$ 64,345,000
Stock issuance costs			$ 188,000									$ 50,000
Dividend rate											8.00%
Series D Preferred Stock
Temporary Equity [Line Items]
Authorized (in shares)		20,344,538
Issued (in shares)	3,058,665
Conversion Price/Share (in dollars per share)	$ 6.5388
Proceeds from issuance of convertible preferred stock, net	$ 20,000	$ 112,000,000
Stock issuance costs	$ 83,000	768,000
Loss on issuance of convertible preferred stock		$ 16,819,000
Dividend rate											8.00%
Series D-1 Preferred Stock
Temporary Equity [Line Items]
Par Value (in dollars per share)						$ 0.0001			$ 0.0001		$ 0.0001
Authorized (in shares)		12,234,650				13,377,998			16,436,653		13,377,998
Outstanding (in shares)						12,234,650			15,293,315		12,234,650
Issued (in shares)	3,058,665					12,234,650			15,293,315		12,234,650
Carrying Value						$ 87,663,000			$ 109,633,000		$ 87,663,000
Liquidation Preference						$ 240,000,000			$ 300,000,000		$ 240,000,000
Conversion Price/Share (in dollars per share)	$ 6.5388	$ 6.5388				$ 6.5388			$ 6.5388		$ 6.5388
Proceeds from issuance of convertible preferred stock, net	$ 20,000,000
Stock issuance costs	83,000
Loss on issuance of convertible preferred stock	$ 2,053,000
Series D-2 Preferred Stock
Temporary Equity [Line Items]
Par Value (in dollars per share)						$ 0.0001			$ 0.0001		$ 0.0001
Authorized (in shares)		8,109,888				9,861,666			8,109,888		9,861,666
Outstanding (in shares)						8,109,888			8,109,888		8,109,888
Issued (in shares)						8,109,888			8,109,888		8,109,888
Carrying Value						$ 40,168,000			$ 40,168,000		$ 40,168,000
Liquidation Preference						$ 96,000,000			$ 96,000,000		$ 96,000,000
Conversion Price/Share (in dollars per share)		$ 3.9458				$ 3.9458			$ 3.9458		$ 3.9458
Series A and B Preferred Stock
Temporary Equity [Line Items]
Shares repurchased											$ 14,289,000
Loss on repurchase of convertible preferred stock											$ 11,053,000